CECL (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,330	SFr 1,297	SFr 1,527	SFr 1,297	SFr 1,536
Current-period provision for expected credit losses	80	55	(13)	135	(36)
of which provisions for interest	7	14	15	21	16
Gross write-offs	(62)	(33)	(90)	(95)	(128)
Recoveries	3	4	2	7	4
Net write-offs	(59)	(29)	(88)	(88)	(124)
Foreign currency translation impact and other adjustments, net	9	7	(14)	16	36
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,360	1,330	1,412	1,360	1,412
of which individually evaluated	826	818	869	826	869
of which collectively evaluated	534	512	543	534	543
Loans held at amortized cost
Purchases	1,169	1,159	993	2,328	1,986
Reclassifications from loans held-for-sale	95	0	0	95	13
Reclassifications to loans held-for-sale	608	872	1,652	1,480	2,120
Sales	585	698	1,633	1,283	2,007
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	961	940	1,198	940	1,218
Current-period provision for expected credit losses	59	33	(44)	92	(79)
of which provisions for interest	2	9	8	11	8
Gross write-offs	(51)	(18)	(77)	(69)	(101)
Recoveries	2	1	0	3	0
Net write-offs	(49)	(17)	(77)	(66)	(101)
Foreign currency translation impact and other adjustments, net	6	5	(10)	11	29
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	977	961	1,067	977	1,067
of which individually evaluated	545	545	614	545	614
of which collectively evaluated	432	416	453	432	453
Loans held at amortized cost
Purchases	1,159	1,153	981	2,312	1,969
Reclassifications from loans held-for-sale	95	0	0	95	13
Reclassifications to loans held-for-sale	608	872	1,652	1,480	2,120
Sales	585	698	1,633	1,283	2,007
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	369	357	329	357	318
Current-period provision for expected credit losses	21	22	31	43	43
of which provisions for interest	5	5	7	10	8
Gross write-offs	(11)	(15)	(13)	(26)	(27)
Recoveries	1	3	2	4	4
Net write-offs	(10)	(12)	(11)	(22)	(23)
Foreign currency translation impact and other adjustments, net	3	2	(4)	5	7
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	383	369	345	383	345
of which individually evaluated	281	273	255	281	255
of which collectively evaluated	102	96	90	102	90
Loans held at amortized cost
Purchases	10	6	12	16	17
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0
Bank
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		1,296		1,296	1,535
Current-period provision for expected credit losses				135	(36)
of which provisions for interest				21	16
Gross write-offs				(95)	(128)
Recoveries				7	4
Net write-offs				(88)	(124)
Foreign currency translation impact and other adjustments, net				16	36
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,359		1,411	1,359	1,411
of which individually evaluated	825		868	825	868
of which collectively evaluated	534		543	534	543
Loans held at amortized cost
Purchases				2,328	1,986
Reclassifications from loans held-for-sale				95	13
Reclassifications to loans held-for-sale				1,480	2,120
Sales				1,283	2,007
Bank | Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		939		939	1,217
Current-period provision for expected credit losses				92	(79)
of which provisions for interest				11	8
Gross write-offs				(69)	(101)
Recoveries				3	0
Net write-offs				(66)	(101)
Foreign currency translation impact and other adjustments, net				11	29
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	976		1,066	976	1,066
of which individually evaluated	544		613	544	613
of which collectively evaluated	432		453	432	453
Loans held at amortized cost
Purchases				2,312	1,969
Reclassifications from loans held-for-sale				95	13
Reclassifications to loans held-for-sale				1,480	2,120
Sales				1,283	2,007
Bank | Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		SFr 357		357	318
Current-period provision for expected credit losses				43	43
of which provisions for interest				10	8
Gross write-offs				(26)	(27)
Recoveries				4	4
Net write-offs				(22)	(23)
Foreign currency translation impact and other adjustments, net				5	7
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	383		345	383	345
of which individually evaluated	281		255	281	255
of which collectively evaluated	SFr 102		SFr 90	102	90
Loans held at amortized cost
Purchases				16	17
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				0	0
Sales				SFr 0	SFr 0